CONVERTIBLE DEBENTURES	6 Months Ended
May 31, 2022
Convertible Debentures
CONVERTIBLE DEBENTURES

17.       CONVERTIBLE DEBENTURES

	Liability component	Equity component	Total
	$	$	$
Balance, November 30, 2020	409,960	49,967	459,927
Interest expense and accretion	8,427	-	8,427
Conversion of convertible debentures	(401,677)	(49,967)	(451,644)
Reallocation of interest to accounts payable	(16,710)	-	(16,710)
Balance, November 30, 2021 and May 31, 2022	-	-	-

On February 28, 2019, the Company closed its private placement offering of unsecured convertible debentures raising $2,678,000. Each debenture matured two years from closing, bore interest at 2% per annum, and was convertible into units at a price of $1.50 per unit. Each unit consisted of one common share and one share purchase warrant with each warrant entitling the holder to acquire one common share of the Company for $1.75 up to February 28, 2021. In January 2021, the Company agreed to extend the maturity date and associated warrant expiry date for one debenture holder by one year.

For accounting purposes, the convertible debentures are separated into their liability and equity components by first valuing the liability component. The fair value of the liability component at the time of issue was calculated as the discounted cash flows for the convertible debentures assuming a 12% discount rate, which was the estimated rate for a similar debenture without a conversion feature. The fair value of the equity component (conversion feature) was determined at the time of issue as the difference between the face value of the convertible debentures and the fair value of the liability component, less a deferred income tax adjustment to reflect the book to tax difference in value of the convertible debentures at the time of issuance. As the Company has excess tax assets to offset the deferred tax liability, which was created from the book to tax difference in value of the convertible debentures, the deferred tax liability was reversed, resulting in a deferred tax recovery of $122,201 during the year ended November 30, 2019.

During the year ended November 30, 2021, debentures of $401,677 were converted into 270,000 units of the Company of which $nil was allocated to reserves relating to the value of the warrants issued. As a result, the Company transferred $49,967 from reserves to share capital representing the proportionate balance of the equity component.

Interest and accretion expense for the six months ended May 31, 2022 was $nil (May 31, 2021 - $8,427).